Derivative instruments and hedging activities	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 9. Derivative instruments and hedging activities

Since the Company conducts its operations globally, it is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. The Company enters into transactions involving foreign currency exchange derivative financial instruments. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), Euro, Korean Won, Chinese Yuan and the Japanese Yen. The gains and losses on the hedging instruments partially offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures. These contracts mature through April 2021.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
	Balance sheet location	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
			U.S. $ in thousands
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$207	$63	$62,627	$11,001
Assets derivatives-Foreign exchange contracts, designated as cash flow hedge	Other current assets	479	315	49,980	25,045
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(162)	(388)	29,348	92,929
Liability derivatives - Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(19)	(326)	9,555	45,262
		$505	$(336)	$151,510	$174,237

Foreign exchange contracts not designated as hedging instruments

As of June 30, 2020, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $92.0 million, and were used to reduce foreign currency exposures. With respect to such derivatives, losses of $1.1 million and $0.04 million were recognized under financial income (expense), net for the three-month periods ended June 30, 2020 and 2019, respectively and gains of $0.9 million and $1.2 million were recognized under financial income (expense), net for the six-month periods ended June 30, 2020 and 2019, respectively. Such gains or losses partially offset the foreign currencies revaluation changes of the balance sheet items. These foreign currencies revaluation changes are also recognized under financial income (expense), net.

Cash Flow Hedging—Hedges of Forecasted Foreign Currency Payroll

As of June 30, 2020, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of $25.5 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss.

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STRATASYS LTD.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

Cash Flow Hedging—Hedges of Forecasted Foreign Currency Revenue

As of June 30, 2020, the Company had in effect foreign exchange forward contracts, designated as cash flow hedges for accounting purposes, for the conversion of 30.0 million Euro into U.S. dollars. The Company transacts business in U.S. dollars and in various other currencies. The Company may use foreign exchange or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to twelve months. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated revenue in the normal course of business and accordingly, they are not speculative in nature.